Segment reporting (Details 1) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure Of Operating Segments [Line Items]
Revenues	$ 398,049	$ 282,483	$ 1,133,575	$ 755,700
Latin America
Disclosure Of Operating Segments [Line Items]
Revenues	324,426	234,255	913,542	599,860
Brazil
Disclosure Of Operating Segments [Line Items]
Revenues	90,717	58,912	238,727	140,322
Mexico
Disclosure Of Operating Segments [Line Items]
Revenues	75,427	45,940	205,823	128,311
Argentina
Disclosure Of Operating Segments [Line Items]
Revenues	63,482	41,422	193,612	101,304
Other countries
Disclosure Of Operating Segments [Line Items]
Revenues	94,800	87,981	275,380	229,923
Non-LatAm
Disclosure Of Operating Segments [Line Items]
Revenues	$ 73,623	$ 48,228	$ 220,033	$ 155,840